UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number          811-02365

PROSPECT STREET INCOME SHARES INC.

(Exact name of Registrant as specified in charter)

c/o Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)

James D. Dondero
Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240

Copy to:

Philip H. Harris, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
4 Times Square
New York, New York 10036-6522

(Name and address of agent for service)

Registrant’s telephone number, including area code:          (877) 532-2834

Date of fiscal year end:       12/31

Date of reporting period:     3/31/2005

FORM N-Q

Item 1. Schedule of Investments.

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (Unaudited)
March 31, 2005
Fixed Income — 133.29%(a)

		Ratings

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Automobile — 7.89%
$1,000,000	Auburn Hills Tr 12.38% 5/1/2020	BBB	A3	$1,497,598
2,000,000	General Motors 7.13% 7/15/2013	BBB-	Baa3	1,723,278
2,000,000	Interpool, Inc. 6.00% 9/1/2014	B+	B3	1,865,000

				5,085,876

	Banking — 6.62%
2,000,000	Countrywide Cap 8.00% 12/15/2026	BBB+	Baa1	2,061,140
2,000,000	Washington Mutual 8.38% 6/1/2027	BBB	Baa1	2,206,778

				4,267,918

	Beverage, Food and Tobacco — 3.54%
2,000,000	Philip Morris 7.75% 1/15/2027	BBB	Baa2	2,282,730

				2,282,730

	Broadcasting and Entertainment — 8.77%
1,500,000	Clear Channel Communications 7.25% 10/15/2027	BBB-	Baa3	1,583,288
351,846	Cybernet Internet Svcs 14.00% 7/1/2009*	NR	NR	35
2,000,000	Liberty Media Corp 7.88% 7/15/2009	BBB-	Baa3	2,164,708
1,500,000	Time Warner Entertainment Co 10.15% 5/1/2012	BBB+	Baa1	1,906,439

				5,654,470

	Buildings and Real Estate — 17.85%
1,500,000	AA/ Fort Worth HQ Finance Trust 8.00% 10/5/2010(b)	BBB-	NR	1,189,695
2,000,000	Bradley Operating 7.20% 1/15/2008	BBB-	Baa3	2,102,862
1,000,000	Building Materials Corp of America 8.00% 10/15/2007	B+	B2	1,025,000
2,100,000	Morgan Stanley Capital I Inc 2.45% 7/16/2016(b)	BBB+	Baa3	2,095,264
1,750,000	Rouse Company 8.43% 4/27/2005	BB+	Ba1	1,754,631
2,130,000	Simon Property Group 6.88% 10/27/2005	BBB+	Baa2	2,164,960
1,000,000	SUSA Partnership LP 7.45% 7/1/2018	AAA	Aaa	1,174,299

				11,506,711

	Cable And Other Pay Television Services — 8.18%
1,500,000	CF Cable TV Inc 9.13% 7/15/2007	BB-	Ba3	1,522,070
1,000,000	Tele Communications Inc 9.80% 2/1/2012	BBB	Baa3	1,253,441
1,750,000	Tele Communications Inc 10.13% 4/15/2022	BBB	Baa3	2,494,312

				5,269,823

	Containers, Packaging and Glass — 1.60%
1,000,000	Ball Corporation 6.88% 12/15/2012	BB	Ba2	1,031,250

				1,031,250

	Diversified/ Conglomerate Manufacturing — 3.13%
2,000,000	Century Aluminum Company 7.50% 8/15/2009(b)	BB-	B1	2,020,000

				2,020,000

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (Unaudited) (continued)
March 31, 2005
Fixed Income (continued)

		Ratings

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Environmental Services — 5.18%
$2,000,000	Waste Management Inc. 7.38% 8/1/2010	BBB	Baa3	$2,228,896
1,000,000	Servicemaster 7.88% 8/15/2009	BBB-	Baa3	1,108,015

				3,336,911

	Finance — 6.78%
2,000,000	Bankamerica Instl Cap 8.07% 12/31/2026(b)	A	Aa3	2,187,972
1,000,000	BT Cap Trust 7.90% 1/15/2027	A-	A2	1,097,765
1,000,000	Zions Instl Cap 8.54% 12/15/2026	BBB-	Baa1	1,085,516

				4,371,253

	Healthcare, Education and Childcare — 6.86%
3,000,000	Elan Fin Plc 7.75% 11/15/2011(b)	B	B3	2,242,500
2,000,000	Genesis Healthcare Corp 8.00% 10/15/2013	B-	B3	2,180,000

				4,422,500

	Hotels, Motels, Inns, and Gaming — 10.65%
1,500,000	Corrections Corporation of America 6.25% 3/15/2013(b)	BB-	Ba3	1,440,000
2,000,000	Harrahs Operating Co 8.00% 2/1/2011	BBB-	Baa3	2,269,538
1,500,000	La Quinta 7.27% 2/26/2007	BB-	Ba3	1,545,000
1,500,000	MGM Mirage Resorts 9.75% 6/1/2007	BB-	Ba2	1,612,500

				6,867,038

	Insurance — 0.98%
219,655	Amerco 12.00% 3/15/2011	NA	NA	224,048
177,324	Amerco 9.00% 3/15/2009	B+	NA	186,190
231,643	SAC Holding Corp 8.50% 3/15/2014	NA	NA	224,694

				634,932

	Leisure, Amusement, Motion Pictures, Entertainment — 3.09%
1,500,000	Intrawest Corp 7.50% 10/15/2013	B+	B1	1,503,750
500,000	Vail Resorts Inc 6.75% 2/15/2014	B	B2	490,000

				1,993,750

	Oil and Gas — 5.82%
1,000,000	Husky Oil Ltd 8.90% 8/15/2028	BB+	Ba1	1,110,438
2,000,000	Magellan Midstream Partners LP 6.45% 6/1/2014	BBB	Ba1	2,141,592
1,000,000	Secunda International 10.66% 9/1/2012(b)	B-	B2	501,245

				3,753,275

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (Unaudited) (continued)
March 31, 2005
Fixed Income (continued)

		Ratings

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Personal Transportation — 6.18%
$259,136	Atlantic Coast Airlines Pass Thru 8.75% 1/1/2007(b)	CC	Caa3	$221,966
2,243,000	Delta Air Lines 10.79% 3/26/2014(b)	CCC+	B3	829,910
1,250,000	Delta Air Lines 10.50% 4/30/2016	CCC+	B3	700,138
774,378	Northwest Airlines 8.13% 2/1/2014	B-	B3	466,710
1,000,000	Rural/ Metro Operating Company, LLC 9.88% 3/15/2015(b)	CCC+	Caa1	1,027,500
1,000,000	United Airlines 10.85% 7/5/2014 *	NR	NR	370,000
1,000,000	United Airlines 10.85% 2/19/2015 *	NR	NR	370,000

				3,986,224

	Printing and Publishing — 1.52%
1,000,000	Emmis Operating Co 6.88% 5/15/2012	B-	B2	980,000

				980,000

	Retail Stores — 5.66%
1,000,000	JC Penney 6.50% 12/15/2007	BB+	Ba1	1,015,000
1,500,000	May Department Stores Co 8.30% 7/15/2026	BBB	Baa2	1,590,627
1,000,000	Shopko Stores 9.25% 3/15/2022	B+	B2	1,040,000

				3,645,627

	Telecommunications — 8.31%
2,000,000	American Tower Corp 7.50% 5/1/2012	CCC	B3	2,030,000
500,000	Corning Inc 6.20% 3/15/2016	BB+	Ba2	502,105
2,000,000	MCI Inc 7.74% 5/1/2014	B+	B2	2,200,000
725,000	SBA Telecommunications INC 0.00% 12/15/2011	CCC-	B3	625,313

				5,357,418

	Utilities — 14.67%
189,000	AES Corporation 8.75% 6/15/2008	B-	B1	199,868
1,753,620	Elwood Energy LLC 8.16% 7/5/2026	B+	Ba2	1,946,518
2,000,000	Kiowa Power Partners LLC 5.74% 3/30/2021(b)	BBB-	Baa3	1,957,140
951,977	Mirant Mid-Atlantic 10.06% 12/30/2028	BBB-	B2	1,175,691
1,500,000	Pennzoil Co 10.25% 11/1/2005	BBB	BAA2	1,550,474
550,000	Reliant Resources, Inc 9.50% 7/15/2013	B+	B1	598,125
1,976,212	Tenaska Virginia Partners 6.12% 3/20/2024(b)	BBB-	Baa3	2,028,107

				9,455,923

	Total Fixed Income (cost $86,247,582)			85,923,629

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (Unaudited) (continued)
March 31, 2005
Common Stock — 7.00%

		Value
Units	Description	(Note 1a)

30,000	Hospitality Properties	$1,211,400
88,757	Hybridon Inc*	52,367
111,940	Motient Corporation*	3,246,260
70,342	Micadent PLC*(caret)	—

	Total Common Stock (cost $2,068,928)	4,510,027

Preferred Stock — 0.05%

		Value
Units	Description	(Note 1a)

10,000	Adelphia Communications*	$30,000

	Total Preferred Stock (cost $935,000)	30,000

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (Unaudited) (continued)
March 31, 2005
Warrants — 0.12%

		Value
Units	Description	(Note 1a)

11,100	Loral Space & Communications 12/27/2006*	$111
17,481	Pathmark Stores 9/19/2010*	3,147
1,000	XM Satellite Radio 3/15/2010*	71,000

	Total Warrants (cost $140,000)	74,258

	Total Common Stock, Preferred Stock, and Warrants — 7.17% (cost $3,143,928)	4,614,285

	Total Investments — 140.45% (cost $89,391,511)	90,537,914

	Other Assets Less Liabilities — 6.09%	3,924,543

	Preferred Stock — (45.33%)	(30,000,000)

	Net Assets Applicable to Common Stock — 100% (Note 9)	64,462,457

(a)	Percentages indicated are based on net assets.

(b)	Rule 144A security — Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Fund and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors. At March 31, 2005, the market value of these securities aggregated $17,741,299 or 27.52% of net assets applicable to common shareholders.
   “NR” denotes not rated.

*	Non-income producing security.
   ^ Fair value priced by the Board of Directors.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

PROSPECT STREET INCOME SHARES INC.

By:	/s/ James D. Dondero

James D. Dondero Chief Executive Officer

Date:	June 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Dondero

James D. Dondero Chief Executive Officer

Date:	June 1, 2005

By:	/s/ M. Jason Blackburn

M. Jason Blackburn Chief Financial Officer

Date:	June 1, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)